Schedule III Real Estate Asset and Accumulated Depreciation (Parenthetical) (Detail)	Dec. 31, 2023 USD ($)
United States
Real Estate And Accumulated Depreciation [Line Items]
Aggregate cost of real estate for federal income tax purposes	$ 1,921,347,528